Stock-Based Compensation and Other Benefit Plans (Details) - Schedule of unvested restricted shares and RSUs activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Shares, Unvested Beginning	35,809	41,366
Weighted Average Grant Date Fair Value, Unvested Beginning (in Dollars per share)	$ 109.4	$ 135.4
Restricted Shares, Ending	11,420	35,809
Weighted Average Grant Date Fair Value, Ending (in Dollars per share)	$ 89.66	$ 109.4
Restricted Shares, Granted	14,146	22,382
Weighted Average Grant Date Fair Value, Granted (in Dollars per share)	$ 13.54	$ 81
Restricted Shares, Vested	(23,764)	(22,913)
Weighted Average Grant Date Fair Value, Vested (in Dollars per share)	$ 54.06	$ 111
Restricted Shares, Forfeited	(14,771)	(5,026)
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per share)	$ 112.41	$ 90.2
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Shares, Unvested Beginning	1,620	3,215
Restricted Shares, Ending	334	1,620
Restricted Shares, Granted
Restricted Shares, Vested	(1,286)	(1,528)
Restricted Shares, Forfeited		(67)
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Shares, Unvested Beginning	34,189	38,151
Restricted Shares, Ending	11,086	34,189
Restricted Shares, Granted	14,146	22,382
Restricted Shares, Vested	(22,478)	(21,385)
Restricted Shares, Forfeited	(14,771)	(4,959)